Basis of Presentation and Significant Accounting Policies (Details Narrative) (10K) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 02, 2015	Jul. 31, 2012	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011	Feb. 28, 2011	Dec. 31, 2010
Carrying inventory consisting of two bottles of O-18 water								$ 8,475
Inventory write-off							8,475
Production equipment cost							2,500
Fixed assets capitalized cost							1,500
Investment										$ 5,000	$ 10,000
Nonrefundable fee							17,500
Minimum annual fee				$ (8,664)		$ (603,861)	25,000
Patent costs relating to this license							35,482
Patent expense accrued							$ 7,026
Upfront fee for option									$ 5,000
Estimated useful life							3 years
Amortization of license fees							$ 0	1,339
Intangible assets amortization period							3 years
Patents and intellectual property								35,482
Terminate non-utilized patent license for capitalized patent							35,482
Wrote off capitalized costs							35,482
Income from grants	$ 42,019						21,010	21,009
Research and development costs							328,026	149,650
Tradeshow expenses							0	14,800
Advertising costs							284,138	$ 0
Payment for rent, interest and costs		$ 11,904			$ 1,500		438,830
Overpaid loan amount							300,000
Legal contingencies, disputes amount							527,876
Royalty Agreement [Member]
Nonrefundable fee							10,000
Capitalized License Fees [Member]
Nonrefundable fee							$ 10,000